Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) Exchange_Rate	Dec. 31, 2020 MXN ($) Exchange_Rate	Dec. 31, 2019 MXN ($) Exchange_Rate	Dec. 31, 2018 MXN ($) Exchange_Rate	Dec. 31, 2017 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net		$ (1,822,359)	$ (36,353,700)	$ (31,283,154)	$ 21,418,997
Impairment			(103,736,696)	(139,056,243)	(121,295,334)
Reversal of impairment			67,382,996	107,773,089	142,714,331
Right-of-use assets		$ 2,967,374		70,818,314	$ 72,760,580		$ 59,195,257
Replacement cost			$ 1,476,218
Drilling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets				6,223,655
Exploration and extraction contracts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				$ (9,477,854)
Cash generating units of fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		9.51%	9.51%	10.15%	8.92%
Impairment			$ (92,444)	$ (2,298,775)	$ (2,246,264)
Cash Generating Units of PMI NASA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				$ (515,411)	(1,719,627)
Discount rate		15.81%	15.81%	16.94%
Average useful life		17 years	17 years
Recoverable amount of the flotels			$ 3,747,142
Advance of production in Cantarell [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment					98,673,388
Crudo Ligero Marino projects [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment					(58,318,030)
Cash Generating Unit of Pemex Azufre Industrial [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				$ (796,263)
Reversal of impairment			42,214
Flotel Reforma Pemex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				(1,146,278)
Cerro de la Pez Flotel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment				630,866
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net	[1]		$ 35,031,541	$ (104,035,887)	$ 65,013,616
Discount rate		6.23%	6.23%	6.18%	7.03%
Impairment	[1]		$ (31,882,681)	$ (133,523,711)	$ (63,252,635)
Reversal of impairment	[1]		$ 66,914,222	$ 29,487,824	$ 128,266,251
Tax rate					30.00%
Operating profit with economic limit					25 years
Percentage of operating profit with economic limit					14.40%
Net benefit on operating profit					$ 29,592,863
Useful life		25 years	25 years
Foreign exchange rate		3,844,410	3,844,410	18.8452	19.6829	19.7867
Negative Effect From Decrease In Production				$ (225,019,093)
Negative Effect From Decrease In Prices				(58,110,000)
Negative Effect From Decrease In Exchange Rate				(15,307,000)
Increase Decrease In Discount			$ 74,428,069	120,821,000
Net benefit from lower income in production profile				17,258,000
Positive Effect From Decrease In Production			50,763,557
Effect Of Increase Decrease In Volume Of Crude Oil			33,784,306
Positive Effect Due To Increase Decrease In Exchange Rate Amount			$ 21,067,337
Pemex exploration and production [member] | Ek Balam block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		100.00%	100.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 16 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		40.00%	40.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 17 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		40.00%	40.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 18 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		80.00%	80.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 29 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		100.00%	100.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 32 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 33 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 35 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Santuario y El Golpe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		64.00%	64.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Mision block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		51.00%	51.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Ebano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		45.00%	45.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 2 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		50.00%	50.00%
Pemex exploration and production [member] | Exploration and extraction contracts [member] | Block 8 Cuenca del Sureste [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		50.00%	50.00%
Pemex exploration and production [member] | Licenses [member] | Block Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf		27.50%	27.50%
Pemex exploration and production [member] | Licenses [member] | Eighteen, Cordilleras Mexicanas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		100.00%	100.00%
Pemex exploration and production [member] | Licenses [member] | Twenty two cuenca salina [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		27.50%	27.50%
Pemex exploration and production [member] | Licenses [member] | Block Trion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		60.00%	60.00%
Pemex exploration and production [member] | Licenses [member] | Cardenas Mora [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		50.00%	50.00%
Pemex exploration and production [member] | Licenses [member] | Ogarrio field [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		50.00%	50.00%
Pemex exploration and production [member] | Licenses [member] | Miquetla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		49.00%	49.00%
Pemex exploration and production [member] | Licenses [member] | Plegado Perdido block five [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		100.00%	100.00%
Pemex exploration and production [member] | Cash generating units of fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				(104,035,887)
Pemex exploration and production [member] | Refining [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of decrease in discount rate					0.10%
Pemex exploration and production [member] | Gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of decrease in discount rate					8.10%
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net			$ (71,761,571)	$ 42,243,942	$ 659,610
Discount rate		6.23%	6.23%	6.18%	7.03%
Impairment			$ (71,761,571)	$ (1,275,480)	$ (13,788,470)
Reversal of impairment				$ 43,519,422	$ 14,448,080
Pemex industrial transformation [member] | Refining [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		10.83%	10.83%	11.47%	11.52%
Foreign exchange rate | Exchange_Rate		19.9487	19.9487	18.8452	19.6829
Percentage of increase in discount rate				0.03%
Percentage of decrease in discount rate		0.64%	0.64%
Pemex industrial transformation [member] | Gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		9.76%	9.76%	10.22%	10.22%
Foreign exchange rate | Exchange_Rate		19.9487	19.9487	18.8452	19.68
Percentage of increase in discount rate				0.09%
Percentage of decrease in discount rate		0.46%	0.46%
Pemex industrial transformation [member] | Petrochemicals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate		9.76%	9.76%	8.61%	8.92%
Foreign exchange rate | Exchange_Rate		19.9487	19.9487	18.8452	19.6829
Percentage of increase in discount rate		1.15%	1.15%	0.06%
Pemex industrial transformation [member] | Ethylene [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate				8.03%
Foreign exchange rate | Exchange_Rate				18.8452
Percentage of increase in discount rate		0.26%	0.26%	0.50%
DEUTSCHE Erdoel Mxico S. de R.L. de C.V. [member] | Exploration and extraction contracts [member] | Block 16 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		40.00%	40.00%
DEUTSCHE Erdoel Mxico S. de R.L. de C.V. [member] | Exploration and extraction contracts [member] | Block 17 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		40.00%	40.00%
CEPSA E.P. Mxico S. de R.L. de C.V [member] | Exploration and extraction contracts [member] | Block 16 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		20.00%	20.00%
CEPSA E.P. Mxico S. de R.L. de C.V [member] | Exploration and extraction contracts [member] | Block 17 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		20.00%	20.00%
CEPSA E.P. Mxico S. de R.L. de C.V [member] | Exploration and extraction contracts [member] | Block 18 of Tampico Misantla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		20.00%	20.00%
PETROFAC [member] | Exploration and extraction contracts [member] | Santuario y El Golpe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		36.00%	36.00%
Servicios Mltiples de Burgos [member] | Exploration and extraction contracts [member] | Mision block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		49.00%	49.00%
Servicios Mltiples de Burgos [member] | Exploration and extraction contracts [member] | Ebano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		54.99%	54.99%
D&S Petroleum S.A. de C.V. [member] | Exploration and extraction contracts [member] | Ebano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of production area		0.01%	0.01%
Chevron [member] | Licenses [member] | Block Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf		37.50%	37.50%
Chevron [member] | Licenses [member] | Twenty two cuenca salina [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		37.50%	37.50%
Inpex [member] | Licenses [member] | Block Three [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf		35.00%	35.00%
Inpex [member] | Licenses [member] | Twenty two cuenca salina [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		35.00%	35.00%
BHP Billiton [member] | Licenses [member] | Block Trion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		40.00%	40.00%
Petrolera Cardenas Mora, S. A. P. I. de C. V. [member] | Licenses [member] | Cardenas Mora [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		50.00%	50.00%
DEA Erdoel [member] | Licenses [member] | Ogarrio field [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		50.00%	50.00%
Operadora de Campos DWF, S.A. de C.V. [member] | Licenses [member] | Miquetla [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		51.00%	51.00%
Shell Exploracion y Extraccion de Mxico, S.A. de C.V..[member] | Licenses [member] | Plegado Perdido block two [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area		50.00%	50.00%
Pemex logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net			$ 426,560	$ 34,119,240	$ (40,288,338)
Decrease in income flows projection					46.00%
Annual average income					$ 25,271,404	$ 47,219,903
Percentage of increase in cost of non-operating losses					40.00%
Percentage of decrease in direct operating costs					58.00%
Annual average cost of direct operating costs					$ 6,880,967	$ 16,485,969
Discount rate		11.97%	11.97%	11.94%	13.55%	15.41%
Impairment					$ (40,288,338)
Reversal of impairment			$ 426,560	$ 34,119,240	(40,288,388)
Cost Of Losses From Fuel Substraction				$ 4,644,846	$ 39,388,055

[1]	See Note 4 for the correction of error in the impairment of Pemex- Exploration and Production CGUs for 65,799,060.